WELLS FARGO FUNDS TRUST

                WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND
               WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
                   WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
                  WELLS FARGO ADVANTAGE MODERATE BALANCED FUND
                                401(k) Plan Funds

     Supplement dated August 17, 2005 to the Prospectus dated April 11, 2005

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund").

AGGRESSIVE ALLOCATION, CONSERVATIVE ALLOCATION, GROWTH BALANCED, AND MODERATE BALANCED FUNDS
--------------------------------------------------------------------------------

On July 11, 2005, the Managed Fixed Income Portfolio acquired the assets and liabilities of the Strategic Value Bond Portfolio, both of which are master portfolios of Wells Fargo Master Trust ("Master Trust") in which each Fund invests a portion of its assets. Immediately following the consolidation, all references to the Strategic Value Bond Portfolio in the prospectus were deleted, and the Diversified Bond Style section of each Fund's Portfolio Allocation table was revised to reflect the increase in the percentage of assets each Fund invests in the Managed Fixed Income Portfolio, which is the percentage of assets each Fund previously invested in the Strategic Value Bond Portfolio.

On July 27, 2005, the Diversified Bond Style section of each Fund's Portfolio Allocation table found on pages 22, 26, 39 and 47 of the 401(k) Plan prospectus is replaced with the following:

  DIVERSIFIED BOND STYLE                                          ALLOCATION
    AGGRESSIVE ALLOCATION FUND
      Managed Fixed Income Portfolio                                13.34%
      Tactical Maturity Bond Portfolio                               3.33%
      Total Return Bond Portfolio*                                   2.22%
      Inflation-Protected Bond Portfolio*                            1.11%
    CONSERVATIVE ALLOCATION FUND
      Managed Fixed Income Portfolio                                36.67%
      Stable Income Portfolio                                       25.00%
      Tactical Maturity Bond Portfolio                               9.17%
      Total Return Bond Portfolio*                                   6.11%
      Inflation-Protected Bond Portfolio*                            3.05%
    GROWTH BALANCED FUND
      Managed Fixed Income Portfolio                                23.34%
      Tactical Maturity Bond Portfolio                               5.83%
      Total Return Bond Portfolio*                                   3.89%
      Inflation-Protected Bond Portfolio*                            1.94%
    MODERATE BALANCED FUND
      Managed Fixed Income Portfolio                                30.00%
      Stable Income Portfolio                                       15.00%
      Tactical Maturity Bond Portfolio                               7.50%
      Total Return Bond Portfolio*                                   5.00%
      Inflation-Protected Bond Portfolio*                            2.50%
      *COMMENCED OPERATIONS ON JULY 27, 2005.

Each Fund expects that in the fourth quarter of 2005, the neutral portfolio allocation of each Fund as reflected in the Diversified Bond Style sections shown above will be replaced as follows:

  DIVERSIFIED BOND STYLE                                           ALLOCATION
    AGGRESSIVE ALLOCATION FUND
      Managed Fixed Income Portfolio                                 14.00%
      Total Return Bond Portfolio                                     4.00%
      Inflation-Protected Bond Portfolio                              2.00%
    CONSERVATIVE ALLOCATION FUND
      Managed Fixed Income Portfolio                                 38.50%
      Stable Income Portfolio                                        25.00%
      Total Return Bond Portfolio                                    11.00%
      Inflation-Protected Bond Portfolio                              5.50%
    GROWTH BALANCED FUND
      Managed Fixed Income Portfolio                                 24.50%
      Total Return Bond Portfolio                                     7.00%
      Inflation-Protected Bond Portfolio                              3.50%
    MODERATE BALANCED FUND
      Managed Fixed Income Portfolio                                 31.50%
      Stable Income Portfolio                                        15.00%
      Total Return Bond Portfolio                                     9.00%
      Inflation-Protected Bond Portfolio                              4.50%

At its February 8, 2005 regular meeting, the Board of Trustees of Master Trust approved the creation of the Inflation-Protected Bond Portfolio and the Total Return Bond Portfolio (collectively, the "Portfolios"). The Portfolios commenced operations on July 27, 2005, and are advised by Wells Fargo Funds Management, LLC and sub-advised by Wells Capital Management Incorporated. The Portfolios' investment objectives and principal strategies that follow are added to the Description of Master Portfolios table beginning on page 68 of the 401(k) Plan prospectus at the time the Portfolios commence operations.

PORTFOLIO                                  OBJECTIVE                      PRINCIPAL STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO         The Portfolio seeks TOTAL      The Portfolio invests principally in inflation-protected
                                           RETURN while  providing        debt securities issued by the U.S. Treasury and agencies
                                           protection against inflation.  and instrumentalities of the U.S. government other than the U.S. Treasury.  Under normal circumstances, we expect
                                                                          to maintain a dollar-weighted average maturity between 5
                                                                          and 20 years.
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                The Portfolio seeks TOTAL      The Portfolio invests in a broad range of INVESTMENT-GRADE
                                           RETURN consisting of income    DEBT SECURITIES, including U.S. GOVERNMENT OBLIGATIONS,
                                           and CAPITAL APPRECIATION.      corporate bonds, MORTGAGE- and other ASSET-BACKED
                                                                          securities and MONEY MARKET INSTRUMENTS.  Under normal
                                                                          circumstances, we expect to maintain an overall effective
                                                                          DURATION range between 4 and 5 1/2 years.
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Italicized and bolded words appear that way only to denote their inclusion in the Glossary section of the Prospectus.




RT52830 08-05                                                K401ST/SUP026 08-05